As filed electronically with the Securities and Exchange Commission on August 4, 2009.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Registration No. 033-00507
Pre-Effective Amendment No.
Post-Effective Amendment No. 82
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-04419
Amendment No.          83
(Check appropriate box or boxes.)
Transamerica Series Trust
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716
(Name and Address of Agent for Service)
Approximate date of proposed public offering:
It is proposed that this filing will become effective:
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☑	On September 3, 2009 pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (Date) pursuant to paragraph (b) of Rule 485.
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment No. 82 to the Registration Statement of Transamerica Series Trust is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 81, as previously filed with the Securities and Exchange Commission on May 22, 2009, for Transamerica Roszel — Moderately Aggressive VP, Transamerica Roszel — Moderate VP and Transamerica Roszel — Moderately Conservative VP (Accession Number 0000950144-09-004571).
The prospectus and statement of additional information for the other series of Transamerica Series Trust, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.
Post-Effective Amendment No. 81, as previously filed with the Securities and Exchange Commission on May 22, 2009 for Transamerica Roszel — Moderately Aggressive VP, Transamerica Roszel — Moderate VP and Transamerica Roszel — Moderately Conservative VP, is also incorporated herein by reference.

PART C
OTHER INFORMATION
Item 23. Exhibits
List all exhibits filed as part of the Registration Statement.
(a)	Amended and Restated Declaration of Trust (19)

(b)	Bylaws (19)

(c)	Not applicable

(d)	Investment Advisory Agreements
(1)	Investment Advisory Agreement (3)
a.	Investment Advisory Agreement (Schedule A only dated May 1, 2009) (24)

b.	Investment Advisory Agreement (Schedule A only dated September 3, 2009) (to be filed by amendment)
(2)	Sub-Advisory Agreement on behalf of Transamerica Van Kampen Mid-Cap Growth VP (2)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Van Kampen Mid-Cap Growth VP (12)

b.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Van Kampen Mid-Cap Growth VP (15)
(3)	Sub-Advisory Agreement on behalf of Transamerica Federated Market Opportunity VP (2)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Federated Market Opportunity VP (16)

b.	Amendment dated January 1, 2008 to Sub-Advisory Agreement on behalf of Transamerica Federated Market Opportunity VP (19)
(4)	Sub-Advisory Agreement on behalf of Transamerica BlackRock Large Cap Value VP (15)

(5)	Sub-Advisory Agreement on behalf of Transamerica Third Avenue Value VP (2)

(6)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Core Bond VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica JPMorgan Core Bond VP (16)
(7)	Sub-Advisory Agreement on behalf of Transamerica T. Rowe Price Small Cap VP (2)

(8)	Sub-Advisory Agreement on behalf of Transamerica Marsico Growth VP (5)

(9)	Sub-Advisory Agreement on behalf of Transamerica Legg Mason Partners All Cap VP (12)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Legg Mason Partners All Cap VP (15)

b.	Amendment dated January 1, 2008 to Sub-Advisory Agreement on behalf of Transamerica Legg Mason Partners All Cap VP (19)
(10)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Mid Cap Value VP (7)

(11)	Sub-Advisory Agreement on behalf of Transamerica Science & Technology VP) (15)

(12)	Sub-Advisory Agreement on behalf of Transamerica Templeton Global VP — Transamerica Investment Management, LLC (15)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Templeton Global VP — Templeton Investment Counsel, LLC (15)
(13)	Sub-Advisory Agreement on behalf of Transamerica American Century Large Company Value VP (4)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica American Century Large Company Value VP (15)

b.	Amendment dated January 1, 2008 to Sub-Advisory Agreement on behalf of Transamerica American Century Large Company Value VP (19)
(14)	Sub-Advisory Agreement on behalf of Transamerica MFS International Equity VP (16)

(15)	Sub-Advisory Agreement on behalf of Transamerica Munder Net50 VP (15)

(16)	Sub-Advisory Agreement on behalf of Transamerica Clarion Global Real Estate Securities VP (6)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Clarion Global Real Estate Securities VP (12)
(17)	Sub-Advisory Agreement on behalf of Transamerica PIMCO Total Return VP (3)

(18)	Sub-Advisory Agreement on behalf of Transamerica Convertible Securities VP and Transamerica Money Market VP (3)

(19)	Sub-Advisory Agreement on behalf of Transamerica Van Kampen Large Cap Core VP (3)

(20)	Sub-Advisory Agreement on behalf of Transamerica Van Kampen Active International Allocation VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Van Kampen Active International Allocation VP (15)
(21)	Sub-Advisory Agreement on behalf of Transamerica T. Rowe Price Equity Income VP and Transamerica T. Rowe Price Growth Stock VP (2)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica T. Rowe Price Equity Income VP and T. Rowe Price Growth Stock VP (12)

(22)	Sub-Advisory Agreement on behalf of Transamerica Capital Guardian Value VP, Transamerica Capital Guardian U.S. Equity VP and Transamerica Capital Guardian Global VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Capital Guardian Value VP, Transamerica Capital Guardian U.S. Equity VP and Transamerica Capital Guardian Global VP (12)
b.	Amendment dated January 1, 2008 to Sub-Advisory Agreements on behalf of Transamerica Capital Guardian Value VP and Transamerica Capital Guardian U.S Equity VP (19)
(23)	Sub-Advisory Agreement on behalf of Transamerica Jennison Growth VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Jennison Growth VP (15)
(24)	Sub-Advisory Agreement on behalf of Transamerica Small/Mid Cap Value VP (7)

(25)	Sub-Advisory Agreement on behalf of Transamerica U.S. Government Securities VP (3)

(26)	Sub-Advisory Agreement on behalf of Transamerica JPMorgan Enhanced Index VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica JPMorgan Enhanced Index VP (12)
(27)	Sub-Advisory Agreement on behalf of Transamerica MFS High Yield VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica MFS High Yield VP (15)

b.	Amendment dated January 1, 2008 to Sub-Advisory Agreement on behalf of Transamerica MFS High Yield VP (19)
(28)	Sub-Advisory Agreement on behalf of Transamerica Equity VP (3)
a.	Amendment to Sub-Advisory Agreement on behalf of Transamerica Equity VP (15)
(29)	Sub-Advisory Agreement on behalf of Transamerica Growth Opportunities VP and Transamerica Value Balanced VP (5)

(30)	Sub-Advisory Agreement on behalf of Transamerica Equity II VP (6)

(31)	Sub-Advisory Agreement on behalf of Transamerica Balanced VP (7)

(32)	Morningstar Asset Allocation Management Agreement (10)
a.	Amendment to Asset Allocation Management Agreement (12)
(33)	Form of Sub-Advisory Agreement on behalf of Transamerica Strategic Selection Fund (17)

(34)	Sub-Advisory Agreement on behalf of Transamerica Index 50 VP and Transamerica Index 75 VP (19)

(35)	Sub-Advisory Agreement on behalf of Transamerica Efficient Markets VP (21)

(36)	Investing Agreement on behalf of Transamerica 50 VP, Transamerica Index 75 VP and Transamerica Efficient Markets VP (19)

(37)	Sub-Advisory Agreement on behalf of Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP and Transamerica Foxhall Global Hard Asset VP (to be filed by amendment)

(38)	Sub-Advisory Agreement on behalf of Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP and Transamerica Hanlon Managed Income VP (to be filed by amendment)

(39)	Sub-Advisory Agreement on behalf of Transamerica ProFund UltraBear VP (24)

(40)	Sub-Advisory Agreement on behalf of Transamerica BlackRock Dynamic Allocation VP and Transamerica BlackRock Global Allocation (24)

(41)	Investing Agreements on behalf of Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP, Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP and Transamerica Hanlon Managed Income VP (24)

(42)	Sub-Advisory Agreement on behalf of Transamerica Roszel — Moderately Aggressive VP, Transamerica Roszel — Moderate VP and Transamerica Roszel — Moderately Conservative VP (to be filed by amendment)
(e)	Distribution Agreement (2)
(1)	Amendment to Distribution Agreement (16)

(2)	Amended and Restated Distribution Agreement dated November 1, 2007 (19)

(3)	Amendment to Distribution Agreement dated May 1, 2008 (20)

(4)	Updated Schedule I only dated May 1, 2009 (24)

(5)	Updated Schedule I only dated September 3, 2009 (to be filed by amendment)
(f)	Amended and Restated Trustees’ Deferred Compensation Plan dated April 3, 2008 (19)

(g)	Custodian Agreement (1)
(1)	Amended Fee Schedule dated February 1, 2008 (23)
(h)	(1)	Administrative Services and Transfer Agency Agreement (1)
a.	Amendment to Administrative Services and Transfer Agency Agreement (8)
(2)	Transfer Agency Agreement, as amended through May 1, 2008 (24)

(3)	Expense Limitation Agreement (15)
a.	Amendment to Expense Limitation Agreement dated May 1, 2008 (20)

b.	Amendment to Expense Limitation Agreement dated July 1, 2009 (to be filed by amendment)

c.	Updated Schedule A and B only dated May 1, 2009 (24)

d.	Updated Schedule A and B only dated September 3, 2009 (to be filed by amendment)
(4)	Participation Agreement between TST and Western Reserve Life Assurance Co. of Ohio dated February 27, 1991, as amended (17)
a.	Amendment dated May 1, 2009 (24)
(5)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated July 1, 1992, as amended May 1, 2009 (24)

(6)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and BlackRock Variable Series Funds, Inc. on behalf of Transamerica BlackRock Global Allocation VP dated May 1, 2009 (24)
(i)	Opinion of Counsel (24)

(j)	Not applicable

(k)	Not applicable

(l)	Not applicable

(m)	Plan of Distribution under Rule 12b-1
(1)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007 (19)

(2)	Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008 (20)

(3)	Updated Schedule A only dated May 1, 2009 (24)

(4)	Updated Schedule A only dated September 3, 2009 (to be filed by amendment)
(n)	Multiple Class Plan dated January 22, 2009 (24)

(o)	Reserved

(p)	Code of Ethics
(1)	Joint Code of Ethics dated April 4, 2008 (Adviser and Funds) (19)
SUB-ADVISERS
(2)	Federated Investment Management Company of Pennsylvania (11)

(3)	Columbia Management Advisors, LLC (11)

(4)	Transamerica Investment Management, LLC (11)

(5)	T. Rowe Price Associates, Inc (11)

(6)	Van Kampen Asset Management (11)

(7)	Third Avenue Management LLC (13)

(8)	American Century Investment Management, Inc. (11)

(9)	Munder Capital Management (12)

(10)	ING Clarion Real Estate Securities (11)

(11)	Jennison Associates LLC (11)

(12)	MFS Investment Management (12)

(13)	Pacific Investment Management Company LLC (11)

(14)	J.P Morgan Investment Management, Inc. (11)

(15)	Morgan Stanley Investment Management, Inc. (11)

(16)	Capital Guardian Trust Company (15)

(17)	Templeton Investment Counsel, LLC (11)

(18)	Morningstar Associates, LLC (11)

(19)	ClearBridge Advisors, LLC (16)

(20)	BlackRock Investment Management, LLC (13)

(21)	AEGON USA Investment Management, LLC (19)

(22)	Foxhall Capital Management, Inc. (22)

(23)	Hanlon Investment Management, Inc. (22)

(24)	ProFund Advisors LLC (24)

(25)	Roszel Advisors, LLC (to be filed by amendment)
(q)	Powers of Attorney (18) and (19)

(1)	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement filed on December 26, 1996 and incorporated herein by reference.

(2)	Previously filed with Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 1999 and incorporated herein by reference.

(3)	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on April 30, 2002 and incorporated herein by reference.

(4)	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement filed on February 15, 2001 and incorporated herein by reference.

(5)	Previously filed with Post-Effective Amendment No. 56 to the Registration Statement filed on February 28, 2003 and incorporated herein by reference.

(6)	Previously filed with Post-Effective Amendment No. 58 to the Registration Statement filed on October 15, 2003 and incorporated herein by reference.

(7)	Previously filed with Post-Effective Amendment No. 60 to the Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(8)	Previously filed with Post-Effective Amendment No. 62 to the Registration Statement filed on February 25, 2005 and incorporated herein by reference.

(9)	Previously filed with Post-Effective Amendment No. 63 to the Registration Statement filed on April 22, 2005 and incorporated herein by reference.

(10)	Previously filed with Post-Effective Amendment No. 64 to the Registration Statement filed on June 6, 2005 and incorporated herein by reference.

(11)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 89 to the Registration Statement filed on February 28, 2008 and incorporated herein by reference (File No. 33-02659).

(12)	Previously filed with Post-Effective Amendment No. 66 to the Registration Statement filed on April 28, 2006 and incorporated herein by reference.

(13)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 81 to the Registration Statement filed on October 13, 2006 (File No. 33-02659)

(14)	Previously filed with Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on January 31, 2007 and incorporated herein by reference (File No. 333-136346).

(15)	Previously filed with Post-Effective Amendment No. 67 to the Registration Statement filed on February 28, 2007 and incorporated herein by reference.

(16)	Previously filed with Post-Effective Amendment No. 68 to the Registration Statement filed on April 30, 2007 and incorporated herein by reference.

(17)	Previously filed with Post-Effective Amendment No. 70 to the Registration Statement filed on July 31, 2007 and incorporated herein by reference.

(18)	Previously filed with Post-Effective Amendment No. 71 to the Registration Statement filed on January 31, 2008 and incorporated herein by reference.

(19)	Previously filed with Post-Effective Amendment No. 72 to the Registration Statement filed on April 29, 2008 and incorporated herein by reference.

(20)	Previously filed with Post-Effective Amendment No. 73 to the Registration Statement filed on August 25, 2008 and incorporated herein by reference.

(21)	Previously filed with Post-Effective Amendment No. 74 to the Registration Statement filed on November 10, 2008 and incorporated herein by reference.

(22)	Previously filed with Post-Effective Amendment No. 75 to the Registration Statement filed on December 5, 2008 and incorporated herein by reference.

(23)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 95 to the Registration Statement filed on February 27, 2009 (File No. 33-02659).

(24)	Previously filed with Post-Effective Amendment No. 80 to the Registration Statement filed on April 30, 2009 and incorporated herein by reference.
Item 24. Persons Controlled by or under Common Control with Registrant.
To the knowledge of the Registrant, neither the Registrant nor any series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.
Item 25. Indemnification.
Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of Investment Adviser.
Transamerica Asset Management, Inc. (“TAM”)
          TAM, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of John K. Carter, Christopher A. Staples, and Dennis P. Gallagher, directors of TAM, are described in the Statement of Additional Information under the section entitled “Management of the Trust.” Additionally, the following describes the principal occupation of other persons who serve as executive officers of TAM: Karen D. Heburn is Senior Vice President, Chief Financial Officer and Treasurer of TAM and Senior Vice President and Treasurer of Transamerica Fund Services, Inc. (“TFS”) and other related entities; Joseph P. Carusone is Senior Vice President of TAM and TFS; and Rick B. Resnik is Senior Vice President and Chief Compliance Officer of TAM.
* * *
Transamerica American Century Large Company Value VP: Sub-Adviser — American Century Investment Management Inc. (“American Century”)
          American Century is located at 4500 Main Street, Kansas City, Missouri 64111. James Evans Stowers, Jr. is a Director; Jonathan Thomas is a Director; Maryanne Roepke is Chief Compliance Officer; Charles A. Etherington is Chief Legal Officer and Senior Vice President; Enrique Chang is President, Chief Executive Officer and Chief Investment Officer; and Jon Zindel is Chief Financial Officer, Chief Accounting Officer and Senior Vice President.
* * *
Transamerica BlackRock Large Cap Value VP: Sub-Adviser — BlackRock Investment Management, LLC (“BlackRock”), Transamerica BlackRock Tactical Allocation VP: Sub-Adviser — BlackRock Financial Management, Inc. (“BlackRock Financial”) Transamerica BlackRock Global Allocation VP: No Sub-Adviser
          BlackRock is located at 800 Scudders Mill Road, Plainsboro, NJ 08536. BlackRock Financial is located at 40 East 52nd Street, New York, NY 10022. Laurence Douglas Fink is Chief Executive Officer; Robert Steven Kapito is President and Vice Chairman; Anne Marie Petach is Chief Financial Officer; Robert Peter Connolly is General Counsel, Secretary and Managing Director; Henrey Gabbay is Managing Director and Chief Administrative Officer; Bartholomew Angelo Battista is Managing Director and Chief Compliance Officer; John Moran Patrick is Managing Director and Treasurer; and Laurence James Carolan and Kevin Michael Klingert are Managing Directors.
* * *
Transamerica Capital Guardian Value VP: Sub-Adviser — Capital Guardian Trust Company (“Capital Guardian”)
Capital Guardian is located at 333 S. Hope Street, Los Angeles, CA 90071. The executive officers include:

Chairman	David I. Fisher
Vice Chair	Nancy J. Kyle
Vice Chair	Eugene P. Stein
President	Andrew F. Barth
Executive Vice President	P. Andrew Stenovec
Senior Vice President & President, PIM Division	John B. Emerson
Senior Vice President	Michael Ericksen
Senior Vice President & Treasurer	Michael A. Felix
Senior Vice President & Senior Counsel	Peter C. Kelly
Senior Vice President	Lianne K. Koeberle

Senior Vice President	Karen A. Miller
Senior Vice President	Robert H. Niethart
Senior Vice President	Theodore R. Samuels
Senior Vice President	Lionel M. Sauvage
Senior Vice President	Eric H. Stern
Senior Vice President	Jill A. Sumiyasu
Senior Vice President	Alan J. Wilson
Director	Victor D. Kohn
Director	Karin L. Larson
Director	Jason M. Pilalas
Director	Marie C. Powell
* * *
Transamerica Clarion Real Estate Securities VP: Sub-Adviser — ING Clarion Global Real Estate Securities, L.P. (“Clarion”)
     Clarion is located at 201 King of Prussia Road, Radnor, PA 19087. Its officers are: T. Ritson Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; Stephen J. Furnary, Executive Officer, Steven D. Burton, Executive Officer; and Joseph P. Smith, Executive Officer.
* * *
Transamerica Federated Market Opportunity VP: Sub-Adviser — Federated Equity Management Company of Pennsylvania (“Federated”)
     Federated is located at Federated Investors Tower, Pittsburgh, PA 15222-3779. It is a subsidiary of Federated Investors, Inc.
     Federated serves as investment adviser to a number of investment companies and private accounts. Total assets under management by Federated and other subsidiaries of Federated Investors, Inc. is approximately $407 billion. The Trustees of Federated, their position with Federated, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp., Federated MDTA LLC.; Chairman, Passport Research, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); John B. Fisher, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp., Federated MDTA LLC.; Trustee and President — Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.); Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.; Trustee, Federated MDTA LLC.); Stephen F. Auth, Executive Vice President (Executive Vice President, Federated Advisory Services Company, Federated Global Investment Management Corp. and Federated Investment Counseling); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bavard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.
     The remaining Officer of Federated is Secretary and Vice President: G. Andrew Bonnewell.
     The business address of each of the Officers of Federated is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.
* * *
Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP: Sub-Adviser — Foxhall Capital Management, Inc. (“Foxhall”)
     Foxhall is located at 1613 Duke Street, Alexandria, VA 22314. Its officers and directors are: Paul G. Dietrich, Chairman, Chief Executive Officer, and Co-Chief Investment Officer; Ed Oberholtzer, Director and President; General Crosbie E. Saint, Director; Hayward L. Sawyer, Director; William F. Sittmann, Director; Martin N. Speroni, Director; Myla Chadwick, Chief Operating Officer;

Heather J. Leonard, Chief Compliance Officer, Chief Financial Officer and Corporate Secretary; David H. Morton, Chief Research Officer and Co-Chief Investment Officer; David H. Parker, Chief Marketing and Sales Officer; Vicki Smelley, Assistant Corporate Secretary.
* * *
Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Growth and Income VP and Transamerica Hanlon Managed Income VP: Sub-Adviser — Hanlon Investment Management, Inc. (“Hanlon”)
     Hanlon is located at 3393 Bargaintown Road, Suite 200, Egg Harbor Township, NJ 08234. Its officers are: Sean Hanlon, Chairman, CEO and Chief Investment Officer; Dierdre A. Downham, Chief Compliance Officer; Donald Williams, Portfolio Manager.
* * *
Transamerica Index 50 VP, Transamerica Index 75 VP and Transamerica Efficient Markets VP: Sub-Adviser — AEGON USA Investment Management, LLC (“AUIM”)
AUIM is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. Its officers and board of managers and are:
MANAGERS:
David L. Blankenship
David M. Carney
Joel L. Coleman
Eric B. Goodman
OFFICERS:
Eric B. Goodman, President & Chief Investment Officer
Bradley J. Beman, Executive Vice President — Head of Fixed Income
David L. Blankenship, Executive Vice President and Chief Operating Officer
Josh E. Braverman, Executive Vice President
Kirk W. Buese, Executive Vice President — Private and Structured Finance
David M. Carney, Executive Vice President, Treasurer and Chief Financial Officer
Joel L. Coleman, Executive Vice President — Portfolio Management
Frank E. Collecchia, Executive Vice President
Daniel P. Fox, Executive Vice President — Risk Management
Mark E. Dunn, Senior Vice President
Robert Fitzsimmons, Senior Vice President
Kevin A. Giles, Senior Vice President — New Initiatives
David R. Halfpap, Senior Vice President
Karen E. Hufnagel, Senior Vice President
William L. Hurwitz, Senior Vice President
Calvin W. Norris, Senior Vice President
Eric C. Perry, Senior Vice President
Stephanie M. Phelps, Senior Vice President
James K. Schaeffer, Jr., Senior Vice President
Sarvjeev S. Sidhu, Senior Vice President
Michael B. Simpson, Senior Vice President
Jon L. Skaggs, Senior Vice President
Robert A. Smedley, Senior Vice President
Jeffrey A. Whitehead, Senior Vice President
John F. Bailey, Vice President
James K. Baskin, Vice President
Gregg A. Botkin, Vice President
James K. Cameron, Vice President
Martin Coppens, Vice President
Garry E. Creed, Vice President
Douglas A. Dean, Vice President
Bradley D. Doyle, Vice President

Cindy Eason-Manning, Vice President
Mark D. Evans, Vice President
Julie A. Franklin, Vice President
Scott P. Hassenstab, Vice President
Eric Henderson, Vice President
William J. Henricksen, Vice President
David Hopewell, Vice President
Frederick B. Howard, Vice President
Jon D. Kettering, Vice President
Stephen M. Lempa, Vice President
John D. Marcsik, Vice President
Angela S. Matson, Vice President
Jeremy S. Mead, Vice President
Steven P. Opp, Vice President
Christopher D. Pahlke, Vice President
Michael J. Parrish, Vice President
Mary T. Pech, Vice President
Greg A. Podhajsky, Vice President
Josua D. Prieskorn, Vice President
Stacey S. Rutledge, Vice President
Michael S. Smith, Vice President
J. Staley Stewart, Vice President
Debra R. Thompson, Vice President
Michael A. Urban, Vice President
Xueqing Wang, Vice President
Douglas A. Weih, Vice President
M. Christina Galligan, Assistant Vice President
Paul J. Houk, General Counsel and Secretary
Jessica L. Cole, Chief Compliance Officer
Clint L. Woods, Assistant Secretary
Daniel Seward, Assistant Treasurer
Stephanie Steele, Assistant Treasurer
* * *
Transamerica Jennison Growth VP: Sub-Adviser — Jennison Associates LLC (“Jennison”)
     Jennison is organized under the laws of Delaware as a single member liability company whose sole member is Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly owned subsidiary of Prudential Financial, Inc. Jennison provides investment management services primarily to corporations, trusteed pension and profit-sharing plans, charitable organizations, endowments, insurance separate accounts, affiliated and third-party mutual funds, other commingled funds and individually managed accounts for managed account programs sponsored by broker dealers.
     The business and other connections of Jennison’s directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

Name and Address	Principal Occupation
Dennis M. Kass	Director, Chairman and Chief Executive Officer, Jennison. Chairman and Manager, Quantitative Management Associates LLC (“QM”). Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc. (“PIM”).

Spiros Segalas	Director, President and Chief Investment Officer, Jennison.

Mehdi A. Mahmud	Director, Vice Chairman, Managing Director and Chief Operating Officer, Jennison.

Kathleen A. McCarragher	Director and Managing Director, Jennison.

Name and Address	Principal Occupation
Bernard B. Winograd Gateway Center Three, 15th Floor 100 Mulberry Street Newark, NJ 07102	Director, Jennison. Executive Vice President, The Prudential Insurance Company of America (“PICA”). Executive Vice President, Prudential Financial, Inc.

Charles F. Lowrey	Director, Jennison. Executive Vice President, Prudential Investment Management Services LLC. President, Chairman, Chief Executive Officer and Director, PIM. Chairman, Chief Executive Officer and Manager, Prudential Asset Management Holding Company LLC.

Ronald K. Andrews Gateway Center Three, 100 Mulberry Street Newark, New Jersey 07102	Director, Jennison. Senior Vice President, Prudential Investments LLC (“PI”). Member, Board of Managers, QM.

Mirry M. Hwang	Secretary, Vice President and Chief Legal Officer, Jennison. Assistant Secretary, Prudential Trust Company.

Joseph M. Carrabes	Executive Vice President, Jennison.

Kenneth Moore	Treasurer, Executive Vice President and Chief Financial Officer, Jennison. Chief Financial Officer, Manager and Vice President, QM. Vice President, PIM. Director, Prudential Trust Company.

Stuart S. Parker	Executive Vice President, Jennison. Senior Vice President, PI. Vice President, QM.

Leslie S. Rolison	Executive Vice President, Jennison. Vice President, QM.
* * *
Transamerica JPMorgan Enhanced Index VP and Transamerica JPMorgan Mid Cap Value VP: Sub-Adviser — J.P. Morgan Investment Management Inc. (“JPMIM”) — Transamerica JPMorgan Core Bond VP: Sub-Adviser — JPMorgan Investment Advisors Inc. (“JPMorgan”)
     The principal business address of JPMIM is 245 Park Avenue, New York, NY 10167. The principal business address of JPMorgan is 1111 Polaris Parkway, Suite B2, Columbus, OH 43240.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Evelyn V. Guernsey	JPMorgan Investment	Chairperson, President and CEO
President, Director,	Advisors Inc.
Managing Director
George C.W. Gatch	—	—
Director, Managing Director
Seth P. Bernstein	—	—
Global Head of Fixed Income, Managing Director
Lawrence M. Unrein	—	—
Director, Managing Director
Martin R. Porter	—	—
Global Head of Equities, Managing Director
Clive S. Brown	—	—
Director, Managing Director
Scott E. Richter	—	—
Secretary
Joseph K. Azelby	—	—
Director, Managing Director
Paul A. Quinsee	—	—
Director, Managing Director
John H. Hunt	—	—
Director, Managing Director
Richard T. Madsen	—	—
Director, Managing Director
Joseph J. Bertini	—	—
Chief Compliance Officer

* * *
Transamerica Legg Mason Partners All Cap VP: Sub-Adviser — ClearBridge Advisors, LLC (“ClearBridge”)
     ClearBridge , 620 Eighth Avenue, New York, New York 10018, serves as sub-adviser to Transamerica Legg Mason Partners All Cap. The directors and officers are as follows: Peter E. Sundman, President & CEO; Terrence J. Murphy is Chief Operating Officer; Harry D. Cohen is Chief Investment Officer; Barbara Brooke Manning is General Counsel & Chief Compliance Officer; and Mark R. Fetting, and Charles J. Daley are Directors.
* * *
Transamerica Marsico Growth VP: Sub-Adviser — Columbia Management Advisors, LLC (“Columbia”)
     Columbia is located at 100 Federal Street, Boston, MA 02110. Michael A. Jones, Chairman, President, Chief Executive Officer, and Manager; Colin Moore, Chief Investment Officer; Atul Varma, Chief Financial Officer; Kevin Connaughton, Head of Mutual Funds and Manager; Linda J. Wondrack, Chief Compliance Officer.
* * *
Transamerica MFS High Yield VP and Transamerica MFS International Equity VP: Sub-Adviser — MFS Investment Management (“MFS”)
     MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. The Directors of MFS are Robert C. Pozen, Robert J. Manning, Donald A. Stewart, Jon A. Boscia, and Kevin Dougherty. Mr. Pozen is Chairman of MFS and Chairman of the Board; Mr. Manning is Chief Executive Officer, Chief Investment Officer, and President; Martin E. Beaulieu is Executive Vice President and Director of Global Distribution; Robin A. Stelmach is Executive Vice President and Chief Operating Officer; Maria F. Dwyer is Executive Vice President, Chief Regulatory Officer and Chief Compliance Officer; Elizabeth Petipas is Chief Financial Officer and Treasurer; Mark N. Polebaum is Executive Vice President, General Counsel and Secretary; David A. Antonelli is Executive Vice President, Chief Investment Officer of Non-U.S. and Global Equity Investments and Co-Director of Global Research; Michael W. Roberge is Executive Vice President, Chief Investment Officer of U.S. Investments and Co-Director of Global Research; Kimberly M. Collins, Ethan D. Corey, Daniel W. Finegold, Mitchell C. Freestone, Susan S. Newton, Genevieve D. Pluhowski, and Lisa A. Sheeler are Assistant Secretaries; and Timothy Tierney is Tax Officer and Assistant Treasurer.
* * *
Transamerica Munder Net50 VP: Sub-Adviser — Munder Capital Management (“Munder”)
     Munder, located at 480 Pierce Street, Birmingham, MI 48009, performs investment advisory services for investment companies and institutional and individual investors. The partners of Munder are Munder Capital Holdings, LLC, which owns approximately 95.5% of Munder Capital Management, and Munder Capital Holdings II, LLC, which owns approximately 0.5% of Munder.
     As of December 31, 2007, the ownership of Munder was as follows: Sixty-five Munder Capital employees hold partnership units representing 21.9% of the firm’s value with an opportunity to increase their interest to over 30% (or approximately 35% of the outstanding voting power) within the next five years; Crestview Partners GP, L.P. and its affiliates hold units representing 65.8% of the firm’s value; and other minority-interest investors hold units totaling 12.3% of the firm’s value.
Executive Officers of Munder include:
John S. Adams, Chief Executive Officer and Chief Investment Officer, who also serves as President and Principal Executive Officer of The Munder Funds, President and Chief Investment Officer of Pierce Street Advisors, LLC;
Remi J. Browne, Managing Director, International Equity Team;
Tony Y. Dong, Vice Chairman and Senior Portfolio Manager;
Sharon E. Fayolle, Managing Director, Cash Management, who is also a Registered Representative for Funds Distributor, LLC, an affiliate of Foreside Financial Group, LLC;
James V. FitzGerald, Managing Director of Distribution and Chief Marketing Officer, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of Foreside Financial Group, LLC;
Peter K. Hoglund, Managing Director, Chief Administrative Officer, who also serves as Vice President and Principal Financial Officer of The Munder Funds, and Chief Administrative Officer of Pierce Street Advisors, LLC;

Anne K. Kennedy, Managing Director, Institutional Investment Services, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of Foreside Financial Group, LLC;
Beth Obear, Managing Director, Human Resources;
Peter G. Root, Managing Director, Chief Investment Officer — Fixed Income, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of Foreside Financial Group, LLC; and
Stephen J. Shenkenberg, Managing Director, General Counsel and Chief Compliance Officer, who also serves as Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer of The Munder Funds, General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC.
* * *
Transamerica PIMCO Total Return VP: Sub-Adviser — Pacific Investment Management Co LLC (“PIMCO”)
PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660.

Arnold, Tammie J.	Pacific Investment Mgt Co. LLC	Head, Global Retail Distr	Managing Director
Baker, Brian P.	PIMCO Hong Kong	Account Manager	Managing Director
Balls, Andrew Thomas	PIMCO Europe Limited	Head, Euro Portfolio Mgmt	Managing Director
Benz II, William R.	PIMCO Europe Limited	Head of PIMCO EMEA	Managing Director
Bhansali, Vineer	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Callin, Sabrina C.	Pacific Investment Mgt Co. LLC	StocksPLUS Product Mgr	Managing Director
Cupps, Wendy W.	Pacific Investment Mgt Co. LLC	Head, Product Management	Managing Director
Dawson, Craig A.	Pacific Investment Mgt Co. LLC	Head, Prod Mgmt-Europe	Managing Director
Dialynas, Chris P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
El-Erian, Mohamed A.	Pacific Investment Mgt Co. LLC	CEO & Co-CIO	Managing Director
Flattum, David C.	Pacific Investment Mgt Co. LLC	General Counsel	Managing Director
Gross, William H.	Pacific Investment Mgt Co. LLC	Founder, CIO-Sr Port Mgr	Managing Director
Harris, Brent Richard	Pacific Investment Mgt Co. LLC		Managing Director
Hodge, Douglas M.	PIMCO Japan Limited	Director, Asia Pacific	Managing Director
Holden, Brent L.	Pacific Investment Mgt Co. LLC	Co-Hd of US Acct Mgmt	Managing Director
Ivascyn, Daniel J.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Jacobs IV, Lew W.	Pacific Investment Mgt Co. LLC	Head of Talent Management	Managing Director
Kiesel, Mark R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Lown, David C.	Pacific Investment Mgt Co. LLC	Technology & Operations	Managing Director
Mather, Scott A.	Pacific Investment Mgt Co. LLC	Head, PM Global Desk	Managing Director
McCulley, Paul A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
McDevitt, Joseph V.	PIMCO Europe Limited	Head, PIMCO Europe	Managing Director
Mewbourne, Curtis A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Muzzy, James Frederic	Pacific Investment Mgt Co. LLC	Founder, Head, Bus Dev US	Managing Director
Otterbein, Thomas J.	Pacific Investment Mgt Co. LLC	Co-Hd of US Acct Mgmt	Managing Director
Powers, William C.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Ravano, Emanuele	PIMCO Europe Limited		Managing Director
Schmider, Ernest L.	Pacific Investment Mgt Co. LLC	Head of Funds Admin	Managing Director
Short, Jonathan D.	Pacific Investment Mgt Co. LLC	Head, Inst Bus Dev	Managing Director
Simon, W Scott	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Takano, Makoto	PIMCO Japan Limited	President of PIMCO Japan	Managing Director
Weil, Richard M.	Pacific Investment Mgt Co. LLC	Chief Operating Officer	Managing Director
Worah, Mihir P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Zhu, Changhong	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Amey, Mike	PIMCO Europe Limited	Portfolio Manager	Executive VP
Anderson, Joshua M.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Andrews, David S.	Pacific Investment Mgt Co. LLC	Credit Analyst	Executive VP
Beaumont, Stephen B.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Bishop, Gregory A.	Pacific Investment Mgt Co. LLC	Financial Inter Group	Executive VP
Blau, Volker	Germany Fixed Income	Head Insurance	Executive VP
Bodereau, Philippe	PIMCO Europe Limited	Credit Analyst	Executive VP

Bosomworth, Andrew	Germany Fixed Income	Head Munich Port Mgmt	Executive VP
Bridwell, Jennifer S	Pacific Investment Mgt Co. LLC	Mortgage Product Manager	Executive VP
Brittain, WH Bruce	Pacific Investment Mgt Co. LLC	Structured Product Mgr	Executive VP
Clarida, Richard H	Pacific Investment Mgt Co. LLC	Global Strategic Advisor	Executive VP
Conseil, Cyrille R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Cummings, John B.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Dada, Suhail H.	PIMCO Europe Limited	Head, Middle East Bus Dev	Executive VP
Davies, Mark John	Pacific Investment Mgt Co. LLC	Global Head, Risk Mgmt	Executive VP
De Leon, William G.	Pacific Investment Mgt Co. LLC	EVP, Portfolio Manager	Executive VP
Devlin, Edward	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Durham, Jennifer E.	Pacific Investment Mgt Co. LLC	Chief Compliance Officer	Executive VP
Fisher III, David N.	Pacific Investment Mgt Co. LLC	Global Product Manager	Executive VP
Foong, Hock Meng	PIMCO Asia Pte Ltd	Acct Mgr / Office Head	Executive VP
Fournier, Joseph A.	PIMCO Europe Limited	Account Manager	Executive VP
Fuhrmann, Dorothee J.	PIMCO Europe Limited	Product Manager	Executive VP
Fulford III, Richard F.	PIMCO Europe Limited	Account Manager	Executive VP
Gleason, George Steven	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Gomez, Michael A.	Pacific Investment Mgt Co. LLC	Emerging Market Port Mgr	Executive VP
Graham, Stuart Thomson	PIMCO Canada	Head, PIMCO Canada	Executive VP
Greer, Robert J.	Pacific Investment Mgt Co. LLC	Real Return Product Mgr	Executive VP
Hally, Gordon C.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Hardaway, John P.	Pacific Investment Mgt Co. LLC	Mgr, Mut Funds Operations	Executive VP
Harumi, Kazunori	PIMCO Japan Limited	Client Svcs — Pension	Executive VP
Holloway Jr., Dwight F.	PIMCO Europe Limited	Account Manager	Executive VP
Hudoff, Mark T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
King, Stephanie Lorraine	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Lehavi, Yanay	Pacific Investment Mgt Co. LLC	Senior Developer	Executive VP
Lettich, Bruno Joseph	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Louanges, Matthieu	Germany Fixed Income	Head, Port. Business Mgmt	Executive VP
Masanao, Tomoya	PIMCO Japan Limited	Portfolio Manager	Executive VP
McCray, Mark V.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Mead, Robert	PIMCO Australia Pty. Ltd.	Portfolio Manager	Executive VP
Miller, John M.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Millimet, Scott A.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Minaki, Haruki	PIMCO Japan Limited	Head Legal, Japan	Executive VP
Mogelof, Eric J.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Monson, Kristen S.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Moore, James F.	Pacific Investment Mgt Co. LLC	Product Mgr, Pension Spec	Executive VP
Morena, Robert	Pacific Investment Mgt Co. LLC	Head, Inst Bus Dev NY	Executive VP
Murata, Alfred T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Okun, Eric Alan	Pacific Investment Mgt Co. LLC	Senior Manager	Executive VP
Ong, Arthur Y.D.	Pacific Investment Mgt Co. LLC	Attorney	Executive VP
Ongaro, Douglas J.	Pacific Investment Mgt Co. LLC	Head, Fin Inter Group	Executive VP
Osses, Guillermo Ariel	Pacific Investment Mgt Co. LLC	Emerging Market Analyst	Executive VP
Ozeki, Koyo	PIMCO Japan Limited	Hd, Asian Credit Research	Executive VP
Parikh, Saumil H.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Park, Jung	PIMCO Hong Kong	Business Development	Executive VP
Paulson, Bradley W.	Pacific Investment Mgt Co. LLC	Head Global Legal/Compl.	Executive VP
Philipp, Elizabeth M.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Porterfield, Mark J.	Pacific Investment Mgt Co. LLC	Media & Public Relations	Executive VP
Posch, Brigitte	Pacific Investment Mgt Co. LLC	Portfolio Manager, EM	Executive VP
Rodosky, Stephen A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Ruthen, Seth R.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Sargent, Jeffrey M.	Pacific Investment Mgt Co. LLC	Chief Admin. Officer EMEA	Executive VP
Schneider, Jerome M	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP

Spajic, Luke Drago	PIMCO Europe Limited	Head — Pan Euro Credit PM	Executive VP
Stracke, Thibault C.	Pacific Investment Mgt Co. LLC	Co-Head — Credit Research	Executive VP
Streiff, Thomas F.	Pacific Investment Mgt Co. LLC	Product Mgr, Retirement	Executive VP
Strelow, Peter G	Pacific Investment Mgt Co. LLC	Mgr, Mutual Funds Admin	Executive VP
Taborsky, Mark A.	Pacific Investment Mgt Co. LLC	Product Manager, AA	Executive VP
Tarman, Daniel I	Pacific Investment Mgt Co. LLC	Head of Mktg Communctns	Executive VP
Toloui-Tehrani, Ramin	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Tournier, Eve Anne Celine	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Tyson, Richard E.	Pacific Investment Mgt Co. LLC	Senior Operations Manager	Executive VP
van Heel, Marc	PIMCO Europe Limited	Head, Bus Dev NLD/BEL	Executive VP
Ward, Jim	Pacific Investment Mgt Co. LLC	Head of Human Resources	Executive VP
Wilson, John F.	PIMCO Australia Pty. Ltd.	Head, Bus Dev Australia	Executive VP
Wilson, Susan L.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Witt, Frank	Germany Fixed Income	Head, Bus Dev DEU/AUT	Executive VP
Wood, George H.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Young, Robert O.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Yu, Cheng-Yuan	Pacific Investment Mgt Co. LLC	Financial Engineer	Executive VP
Afrasiabi, Mark Saied	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Ahto, Laura A.	PIMCO Europe Limited	Head-Ops,Admin,Euro Funds	Sr. Vice President
Anctil, Stacie D.	Pacific Investment Mgt Co. LLC	Pricing Manager	Sr. Vice President
Arora, Amit	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Baburek, Daniel	PIMCO Japan Limited	Portfolio Manager	Sr. Vice President
Beck, Lee Davison	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Berman, Scott Michael	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Berndt, Andreas	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Blair, David James	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Blomenkamp, Felix	Germany Fixed Income	Head ABS	Sr. Vice President
Blute, Ryan Patrick	PIMCO Europe Limited	Product Manager	Sr. Vice President
Bradshaw, Myles Emmerson Charles	PIMCO Europe Limited	Portfolio Manager	Sr. Vice President
Broadwater, Kevin M.	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President
Brown, Erik C.	Pacific Investment Mgt Co. LLC	Tax Manager	Sr. Vice President
Bui, Giang H.	Pacific Investment Mgt Co. LLC	Structured Credit Analyst	Sr. Vice President
Burns, Michael A.	PIMCO Europe Limited	Account Manager	Sr. Vice President
Carnachan, Robert Scott	PIMCO Hong Kong	Asia Ex-Jpn Legal Counsel	Sr. Vice President
Cavalieri, John R.	Pacific Investment Mgt Co. LLC	Product Mgr, Real Return	Sr. Vice President
Chen, Wing-Harn	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Colter Jr., Eugene Maynard	Pacific Investment Mgt Co. LLC	Head, Messaging & Content	Sr. Vice President
Cressy, Jonathan B.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Damodaran, Kumaran K	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Darling, James	PIMCO Canada	Account Manager	Sr. Vice President
Dorff, David J.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Dorrian, Peter G.	PIMCO Australia Pty. Ltd.	Head, Remarketing	Sr. Vice President
Eedes, Linda	PIMCO Europe Limited	Account Manager	Sr. Vice President
Emons, Ben	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Feeny, Martin E.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Ferber, Steven Ellis	Pacific Investment Mgt Co. LLC	DC Channel, Business Dev.	Sr. Vice President
Fields, Robert A.	Pacific Investment Mgt Co. LLC	Muni Product Manager	Sr. Vice President
Fisher, Marcellus M.	Pacific Investment Mgt Co. LLC	Manager, Trade Support	Sr. Vice President
Foxall, Julian	PIMCO Australia Pty. Ltd.	Portfolio Manager	Sr. Vice President
Frisch, Ursula T.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Gandolfi, Alessandro	PIMCO Europe Limited	Head, Bus Dev Italy	Sr. Vice President
Garbuzov, Yuri P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Getter, Christopher T.	Pacific Investment Mgt Co. LLC	Product Manager, EM	Sr. Vice President
Giurlani, Gian Luca	PIMCO Europe Limited	European Re-Marketing	Sr. Vice President

Grabar, Gregory S.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Griffiths, John Lawrence	PIMCO Europe Limited	Head of Business Dev — UK	Sr. Vice President
Gross, Jared B.	Pacific Investment Mgt Co. LLC	Product Manager, LDI	Sr. Vice President
Gupta, Sachin	PIMCO Europe Limited	Portfolio Manager	Sr. Vice President
Gupta, Shailesh	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Hasegawa, Tamotsu	PIMCO Japan Limited	Account Manager	Sr. Vice President
Hastings, Arthur J.	Pacific Investment Mgt Co. LLC	Compliance Manager	Sr. Vice President
Hayes, Ray C.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Heimann, Ilan	PIMCO Europe Limited	Product Manager	Sr. Vice President
Helsing, Jeffrey	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Horne, Jonathan Lane	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Hu, Gang	Pacific Investment Mgt Co. LLC	Portfolio Manager, TIPS	Sr. Vice President
Hughes, Mark Alan	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Hyman, Daniel Herbert	Pacific Investment Mgt Co. LLC	Portfolio Mgr, ABS-MBS	Sr. Vice President
Jann, Juergen	Germany Fixed Income	Co-Head Munich Gbl Desk	Sr. Vice President
Johnson, Nicholas J	Pacific Investment Mgt Co. LLC	Commodity Analyst	Sr. Vice President
Katz, Ulrich	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Keck, Andreas	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Kelly, Benjamin Marcus	PIMCO Australia Pty. Ltd.	Account Manager	Sr. Vice President
King Jr., John Stephen	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President
Kirkbaumer, Steven P.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Komatsu, Mitsuaki	PIMCO Japan Limited	Head of Compliance	Sr. Vice President
Korinke, Kimberley Grace	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Korinke, Ryan Patrick	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President
Kressin, Thomas	Germany Fixed Income	Co-Head Munich Gbl Desk	Sr. Vice President
Kuhner, Kevin D.	Pacific Investment Mgt Co. LLC	Institutional Direct Mktr	Sr. Vice President
Lackey, Warren M.	Pacific Investment Mgt Co. LLC	Director, Communications	Sr. Vice President
Larsen, Henrik P.	Pacific Investment Mgt Co. LLC	Mgr Fund Administration	Sr. Vice President
LeBrun Jr., Richard R.	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President
Li, Ji	Pacific Investment Mgt Co. LLC	MBS/ABS Portfolio Manager	Sr. Vice President
Lian, Chia Liang	PIMCO Asia Pte Ltd	EM Portfolio Manager	Sr. Vice President
Linke, Gordon F.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Loh, John J.	Pacific Investment Mgt Co. LLC	Mgr, Risk Operations	Sr. Vice President
Lopez, Rafael A.	PIMCO Japan Limited	Head Operations, AsiaPac	Sr. Vice President
Ludwig, Steven Charles	Pacific Investment Mgt Co. LLC	Senior Compliance Officer	Sr. Vice President
Mak, Richard	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Martel, Rene	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President
Martin, Scott W.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Meggers, Julie Ann	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Meyn, Cynthia Louise	Pacific Investment Mgt Co. LLC	Senior Operations Manager	Sr. Vice President
Miller Jr., Kendall P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Milo, Davida J.	Pacific Investment Mgt Co. LLC	CRM Platform Manager	Sr. Vice President
Mitchell, Gail	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Mukherji, Raja	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Mulcahy, Matthew J.	PIMCO Australia Pty. Ltd.	Portfolio Manager	Sr. Vice President
Nambimadom, Ramakrishnan S.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Nest, Matthew J.	PIMCO Hong Kong	Account Manager	Sr. Vice President
Nicholls, Steven B.	PIMCO Europe Limited	Account Manager	Sr. Vice President
Nieves, Roger O.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
O’Connell, Gillian	PIMCO Europe Limited	Manager of Operations	Sr. Vice President
Okamura, Shigeki	PIMCO Japan Limited	Account Manager	Sr. Vice President
Osborne, Simon Timothy	Pacific Investment Mgt Co. LLC	Trade Compliance	Sr. Vice President
Pagani, Lorenzo P.	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Perez, Keith	Pacific Investment Mgt Co. LLC	Senior Developer	Sr. Vice President
Phillipson, Daniel	PELM	Product Manager	Sr. Vice President

Pimentel, Rudolph	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President
Pittman, David J.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Potthof, Axel	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Prasad, Krishna	PIMCO Europe Limited	Product Manager	Sr. Vice President
Putyatin, Vladyslav	PIMCO Europe Limited	Portfolio Manager	Sr. Vice President
Qu, Wendong	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Reimer, Ronald M.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Reisz, Paul W.	Pacific Investment Mgt Co. LLC	ST/Stable Value Prod Mgr	Sr. Vice President
Repoulis, Yiannis	PELM	Account Manager	Sr. Vice President
Rice, Thomas Edmund	PIMCO Europe Limited	European Legal Counsel	Sr. Vice President
Rollins, Melody	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Romano, Mark A.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Schaus, Stacy Leigh	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Schulist, Stephen O.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Schwetz, Myckola	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Sejima, Toru	PIMCO Japan Limited	Acct Mgr, Clnt Svcs-Pens	Sr. Vice President
Senne, Verena	PELM	L&C Officer	Sr. Vice President
Shaw, Matthew D.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Skobtsov, Ivan	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Smith, Kenton Todd	Pacific Investment Mgt Co. LLC	ABS/MBS Analyst	Sr. Vice President
Sonner, Michael	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Spalding, Scott M.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Springer, Jeffrey	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Stack, Candice Elizabeth	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Staub, Christian Martin	PIMCO Switzerland LLC	Head, PIMCO Switzerland	Sr. Vice President
Steele, Scott Patrick	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Strauch, Joel Edward	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Theodore, Kyle J.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Thompson, Michael Frazier	PIMCO Europe Limited	Co-Head, Euro Remarketing	Sr. Vice President
Thurston, Powell C.	Pacific Investment Mgt Co. LLC	Structured Product Mgr	Sr. Vice President
Trevithick, Natalie	Pacific Investment Mgt Co. LLC	Invest Grade Corp Trader	Sr. Vice President
Tsubota, Shiro	PIMCO Japan Limited	Client Servicing	Sr. Vice President
Vallarta-Jordal, Maria-Theresa	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President
van Akkeren, Marco	Pacific Investment Mgt Co. LLC	Portfolio Manager ABS-MBS	Sr. Vice President
van Bezooijen, Jeroen Teunis Steven	PIMCO Europe Limited	Product Manager, LDI	Sr. Vice President
van Zoelen, Henk Jan	PIMCO Europe Limited	Account Mgr	Sr. Vice President
Viana, David	PIMCO Europe Limited	Int’l Compliance Officer	Sr. Vice President
Wada, Hiromi	PIMCO Japan Limited	Account Manager	Sr. Vice President
Walker, Trent W.	Pacific Investment Mgt Co. LLC	Financial Reporting Mgr	Sr. Vice President
Watchorn, Michael C.	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
White, Timothy C.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Whitton, Bransby M.	PIMCO Asia Pte Ltd	Account Manager	Sr. Vice President
Wild, Christian	Germany Fixed Income	Credit Research Analyst	Sr. Vice President
Wilner, Mitchell W.	Pacific Investment Mgt Co. LLC	High Yield Trader	Sr. Vice President
Yamamoto, Shinichi	PIMCO Japan Limited	Account Manager	Sr. Vice President
Abdikeev, Tamerlan	Germany Fixed Income	Manager, Bus Dev	Vice President
Adatia, Tina	PIMCO Europe Limited	Account Manager	Vice President
Agredano, Carlos	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Akerberg, Oskar	Germany Fixed Income	Portfolio Manager	Vice President
Allamanis, Georgios	PIMCO Europe Limited	Account Manager	Vice President
Althof, Michael	Germany Fixed Income	Portfolio Manager	Vice President
Ananthanarayanan, Mangala V	PIMCO Europe Limited	Account Manager	Vice President
Anochie, Kwame A.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Asay, Susan	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

Avancini, Joerg	Germany Fixed Income	Portfolio Manager	Vice President
Bansal, Sharad	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Barnes, Donna E.	Pacific Investment Mgt Co. LLC	FINRA Prin & Compl Mgr	Vice President
Beard, Christopher	PIMCO Australia Pty. Ltd.	Manager, Compliance	Vice President
Benson, Sandra M.	Pacific Investment Mgt Co. LLC	Sr. Corporate Paralegal	Vice President
Ben-Zvi, Kfir Naftali	Pacific Investment Mgt Co. LLC	Portfolio Pricing Analyst	Vice President
Bertolo, Matteo	PIMCO Europe Limited	Account Manager	Vice President
Bierman, Dave H.	Pacific Investment Mgt Co. LLC	Software Developer	Vice President
Boehm, Timo	Germany Fixed Income	Portfolio Manager	Vice President
Bolton, Laurence Edwin	Pacific Investment Mgt Co. LLC	Attorney	Vice President
Boyd, C Robert	Pacific Investment Mgt Co. LLC	Senior Structure Analyst	Vice President
Brandl, Michael	Germany Fixed Income	Portfolio Manager	Vice President
Brenner, Matthew H.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Brons, Jelle	PIMCO Europe Limited	Trading Associate	Vice President
Brune, Christopher P.	Pacific Investment Mgt Co. LLC	Risk Oversight Analyst	Vice President
Burdian, Michael R.	Pacific Investment Mgt Co. LLC	Port Assoc, Collateral	Vice President
Burns, Robert	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Byer, Jeffrey Alan	Pacific Investment Mgt Co. LLC	Fund Development	Vice President
Caltagirone, Christopher	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Cantrill, Elizabeth Davis	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Cheng, Audrey Lee	Pacific Investment Mgt Co. LLC	Attorney	Vice President
Chin, Tracy	PIMCO Australia Pty. Ltd.	Credit Analyst	Vice President
Chipp, William	Pacific Investment Mgt Co. LLC	Global Service Liaison	Vice President
Chopra, Amit	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Clark, Raymond Matthew	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Clarke, James Robert	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Colasuonno, Richard T.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Cooke, Anthony H.	Pacific Investment Mgt Co. LLC	Software Developer	Vice President
Cornelius, Darryl Paul	PIMCO Europe Limited	Product Specialist	Vice President
Cortes Gonzalez, Ana	PIMCO Europe Limited	Portfolio Manager, ABS	Vice President
Cumby III, William Sylvester	Pacific Investment Mgt Co. LLC	Portfolio Manager ABS-MBS	Vice President
Dahlhoff, Juergen	Germany Fixed Income	Credit Research Analyst	Vice President
Danielsen, Birgitte	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Das, Aniruddha	PIMCO Europe Limited	Account Manager	Vice President
David, Evan Allen	Pacific Investment Mgt Co. LLC	Software Development Mgr	Vice President
De Bellis, Mary	Pacific Investment Mgt Co. LLC	Dom Trade Asst Supervisor	Vice President
De Lorenzo, Nicola A.	PIMCO Europe Limited	Business Mgt Associate	Vice President
Dilek, Burcin	Germany Fixed Income	Head Trade Support	Vice President
Dittrich, Hanno	Germany Fixed Income	Head of ACE Compliance	Vice President
Dombrovsky, Anton	Germany Fixed Income	Product Manager	Vice President
Dorsten, Matthew P.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Dugan, Travis J.	Pacific Investment Mgt Co. LLC	Money Market Specialist	Vice President
Dutta, Manish	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Edler, Vernon	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Edwards, Ben Matthew	PIMCO Europe Limited	Account Manager	Vice President
Ellis, Edward L.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Eltz, Antoinette	PIMCO Europe Limited	Product Manager	Vice President
England, Jason S.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Estep, Bret W.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Evans, Stefanie D.	Pacific Investment Mgt Co. LLC	Sr Mortgage Credit Anlyst	Vice President
Fan, Derek Chung Lee	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Fejdasz, Melissa A.	Pacific Investment Mgt Co. LLC	Contracts Admin Manager	Vice President
Finkenzeller, Thomas	Germany Fixed Income	Portfolio Manager	Vice President
Forsyth, Andrew C.	PIMCO Canada	Head, Bus Dev Canada	Vice President
Fowler, Ellen	Pacific Investment Mgt Co. LLC	Executive Assistant	Vice President

Froehlich, Frank	PELM	Compliance Officer	Vice President
Furusho, Hiroaki	PIMCO Japan Limited	Account Manager	Vice President
Galli, Leandro Jose	PIMCO Europe Limited	Trading Associate	Vice President
Garnett, Andrew David	PIMCO Europe Limited	Regulatory Compliance Mgr	Vice President
Ghosh, Sharad	PIMCO Asia Pte Ltd	Account Manager	Vice President
Gibson, Thomas C.	Pacific Investment Mgt Co. LLC	AIMR Compl Audit Spec	Vice President
Gingrich, Robert M	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Gould, Linda J	Pacific Investment Mgt Co. LLC	Fee Analyst	Vice President
Grady, Myrrha H.	Pacific Investment Mgt Co. LLC	Manager	Vice President
Graves, Zoya Schoenholtz	Pacific Investment Mgt Co. LLC	Global Strategic Mktg&Ad	Vice President
Gruben, Kristin Lynn	Pacific Investment Mgt Co. LLC	Compliance Officer	Vice President
Grzesik, Marco	PELM	Head, Bus Dev France	Vice President
Gu, Haidi	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Haaf, Tim	Germany Fixed Income	Portfolio Manager	Vice President
Haeckl, Tanja	Germany Fixed Income	VP,Head Cash Desk	Vice President
Hagmeier, William Robert	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Hauschild, Matthew Richard	Pacific Investment Mgt Co. LLC	Senior Developer	Vice President
Heravi, Kaveh Christian	Pacific Investment Mgt Co. LLC	Technology Manager	Vice President
Herlan, Hans Joerg	Germany Fixed Income	Portfolio Manager	Vice President
Hockswender III, Thomas R.	Pacific Investment Mgt Co. LLC	Senior Developer	Vice President
Hsiang, Hwa-Ming	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Ing, Terrence Liu	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President
Jacobs, Brian Harold	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Jelenz King, Silvia	PIMCO Europe Limited	Financial Writer	Vice President
Johnson, Eric D	Pacific Investment Mgt Co. LLC	Mutual Fund Admin	Vice President
Johnson, Kelly	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Jones, Jeff	Pacific Investment Mgt Co. LLC	Learning/Ldrshp Dvlpment	Vice President
Jones, Steven L.	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Jordan, Daniel V.	Pacific Investment Mgt Co. LLC	Fin Business Analyst	Vice President
Kakuchi, Tadashi	PIMCO Japan Limited	Portfolio Manager	Vice President
Kam, Damien Joseph	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Karpov, Natalie	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Kavafyan, Constance	PIMCO Europe Limited	Acct Manager	Vice President
Kellerhals, Philipp	Germany Fixed Income	Head Quant Strategies	Vice President
Kersman, Alec	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Kezelman, Jason M.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Kim, Aaron Hyun	Pacific Investment Mgt Co. LLC	Derivatives Attorney	Vice President
Kim, Lisa	Pacific Investment Mgt Co. LLC	Product Engineer	Vice President
Kingston, Rafer Alexander	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Kirkowski, John Jeffrey	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Kishimoto, Yayoi	PIMCO Japan Limited	Account Manager	Vice President
Kohari, Chisato	PIMCO Japan Limited	Credit Analyst	Vice President
Komatsu, Hugo	PIMCO Japan Limited	Manager, Middle Ofc & Ops	Vice President
Kuehne, Stefan	Germany Fixed Income	Portfolio Manager	Vice President
Kumar, Mukund	Pacific Investment Mgt Co. LLC	Sr Developer/Fin Engineer	Vice President
Lang, Eddie F	Germany Fixed Income	Strategic Ops Project Mgr	Vice President
Lee, Alvin Lip Sin	PIMCO Asia Pte Ltd	Mgr, Compliance & Acctg	Vice President
Lee, Robert Ru-Bor	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Leong, Chon-Ian	PIMCO Europe Limited	Alternatives	Vice President
Leong, Foong Ching	PIMCO Asia Pte Ltd	Funds Admin Manager	Vice President
Li, Li	PIMCO Hong Kong	Account Manager	Vice President
Lilly III, Frederick Vivan	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Linder, Astrid	Germany Fixed Income	Product Manager	Vice President
Liwski, Michael V.	Pacific Investment Mgt Co. LLC	Mgr, Client Report & Pres	Vice President
Lofdahl, Christopher F.	Pacific Investment Mgt Co. LLC	Executive Office Team	Vice President

Loh, Cynthia Elizabeth Yue-Ling	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Long, Hui	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Lopez, Joy Lynn	Pacific Investment Mgt Co. LLC	Tax Manager	Vice President
Loriferne, Matthieu Hubert Felix	PIMCO Europe Limited	Credit Analyst	Vice President
Love, David Bernard	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Lowe, Erika Hayflick	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Mandy, Alain	PIMCO Europe Limited	Mgr, Cust, Acct & Fin Rep	Vice President
Manseau Guerdat, Chantal Marie Helene	PIMCO Canada Mgmt	Account Manager	Vice President
Martini, Nadege	Germany Fixed Income	Portfolio Manager	Vice President
Mayershofer, Veronika	Germany Fixed Income	Portfolio Associate	Vice President
Mazzocchi, Bettina Ester Florette	PIMCO Europe Limited	Re Marketing Account Mgr	Vice President
McCann, Patrick Murphy	Pacific Investment Mgt Co. LLC	Global Operations	Vice President
Merz, Frederic	Germany Fixed Income	Portfolio Manager	Vice President
Metsch, Mark E.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Micali, Carlo	PELM	Account Manager	Vice President
Mierau, Kristion T.	Germany Fixed Income	Portfolio Manager	Vice President
Mieth, Roland	PIMCO Asia Pte Ltd	Portfolio Manager, EM	Vice President
Mittal, Mohit	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Moeljanto, Lanny H.	Pacific Investment Mgt Co. LLC	Manager	Vice President
Molloy, Carol	PIMCO Australia Pty. Ltd.	Account Manager	Vice President
Morrison, John Edward	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Muehlethaler, Jeffrey Charles	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Murano, Yuko	PIMCO Japan Limited	HR Manager	Vice President
Nabors, Robin	Pacific Investment Mgt Co. LLC	Sr. HR Generalist	Vice President
Ng, Albert K.	Pacific Investment Mgt Co. LLC	Senior Programmer	Vice President
Nguyen, Tommy D.	PIMCO Europe Limited	Account Manager	Vice President
Nojima, Sachiko	PIMCO Japan Limited	Manager, Operations	Vice President
Norris, John F.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Nunziata, Cristina	PIMCO Europe Limited	Account Manager	Vice President
Okuma, Sachiko	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Olazabal, Joshua A	Pacific Investment Mgt Co. LLC	Executive Office Team	Vice President
Oliva, Jennifer Lynn	Pacific Investment Mgt Co. LLC	Manager	Vice President
Ollenburger, Loren P.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Otterbein, Marie S.	Pacific Investment Mgt Co. LLC	Spvsr Producer Group	Vice President
Padmanabhan, Lalantika	Pacific Investment Mgt Co. LLC	Structured Credit Assoc	Vice President
Parikh, Bijal Y.	Pacific Investment Mgt Co. LLC	Manager	Vice President
Pejavar, Sheila M.	PIMCO Europe Limited	Account Manager	Vice President
Perez, Iohan	Germany Fixed Income	Portfolio Manager	Vice President
Pont, Nicholas James	PIMCO Europe Limited	Remarketing Acct Manager	Vice President
Price, Rosamond Jane	PIMCO Europe Limited	Remarketing Acct Manager	Vice President
Pricer, Jesse L.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Putnicki, Matthew S	Pacific Investment Mgt Co. LLC	Global Product Associate	Vice President
Qiao, Yi	Germany Fixed Income	Portfolio Manager	Vice President
Qiu, Ying	Pacific Investment Mgt Co. LLC	Portfolio Manager,ABS-MBS	Vice President
Rahari, Pierre-Yves	PIMCO Europe Limited	Manager, Shareholder Svcs	Vice President
Rahman, Lupin	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Ratner, Joshua D.	Pacific Investment Mgt Co. LLC	Attorney	Vice President
Reimer, Danelle J.	Pacific Investment Mgt Co. LLC	Trading Floor Manager	Vice President
Riendeau, Kevin	PIMCO Japan Limited	Business Manager	Vice President
Rogers, William A.	Pacific Investment Mgt Co. LLC	Structured Products Serv	Vice President
Ronnie, Stephen	Germany Fixed Income	Portfolio Manager	Vice President
Rowe, Cathy T.	Pacific Investment Mgt Co. LLC	Administrative Port Mgr	Vice President

Rudolph, Lynn	Pacific Investment Mgt Co. LLC	Sr. HR Generalist	Vice President
Sakane, Yoshiyuki	PIMCO Japan Limited	Account Manager	Vice President
Salastekar, Deepa A	Pacific Investment Mgt Co. LLC	ABS/MBS Product Manager	Vice President
Scherzinger, Marion	Germany Fixed Income	Credit Research Analyst	Vice President
Schnatterer, Monika	Germany Fixed Income	Portfolio Associate	Vice President
Schuetz, Patricia Ann	PIMCO Europe Limited	Account Manager	Vice President
Schultes, Adrian O.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Schwab, Gerlinde	Germany Fixed Income	Portfolio Manager	Vice President
Schwab, Stephen D.	Pacific Investment Mgt Co. LLC	Head of DC Sales Support	Vice President
Scibisz, Iwona E.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Scorah, Ian	PIMCO Europe Limited	Legal Counsel	Vice President
Seksaria, Rahul M.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Sesay, Therenah	Pacific Investment Mgt Co. LLC	Mgr Account Associate	Vice President
Shah, Sapna Kiran	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Sheehy, Erica H.	Pacific Investment Mgt Co. LLC	Compliance	Vice President
Shepherd, Julie M.	Pacific Investment Mgt Co. LLC	Manager, AM Support	Vice President
Shiroyama, Taro	PIMCO Japan Limited	Account Manager	Vice President
Singal, Alka	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Somersan-Coqui, Aylin	PELM	Account Manager	Vice President
Soto, Alyssa Michele	Pacific Investment Mgt Co. LLC	Manager	Vice President
Spandri, Tobias	Germany Fixed Income	Portfolio Manager	Vice President
Spicijaric, Jennifer N.	Pacific Investment Mgt Co. LLC	Cash Manager	Vice President
Stauffer, Christina	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Stravato, Richard	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Struc, Alexandru	PIMCO Europe Limited	Portfolio Manager	Vice President
Sun, Hao	PIMCO Hong Kong	Account Manager	Vice President
Suo, Yuanyuan	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Suskind, Donald W.	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Takeuchi, Ichiro	PIMCO Japan Limited	Account Manager	Vice President
Takizuka, Hikaru	PIMCO Japan Limited	Compliance Manager	Vice President
Tam, Joe	Pacific Investment Mgt Co. LLC	Manager	Vice President
Taro, Maryam	Pacific Investment Mgt Co. LLC	Manager	Vice President
Telish, Christine M.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Terry, Michael A.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Tersin, Dominique	PIMCO Europe Limited	Trade Assistant	Vice President
To, Steven P.	Pacific Investment Mgt Co. LLC	Software Development Mgr	Vice President
Tomlinson, Brian	Germany Fixed Income	Portfolio Manager	Vice President
Traber, Eva-Maria	Germany Fixed Income	Portfolio Associate	Vice President
Tran, Loc Khanh	Pacific Investment Mgt Co. LLC	Sr Database Administrator	Vice President
Tredwell, Alonzo S.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Trovato, Michael J.	PIMCO Europe Limited	Account Mgr., Middle East	Vice President
Tse, Koonnang Colin	PIMCO Europe Limited	Account Manager	Vice President
Tzemach, Yael Gayle	Pacific Investment Mgt Co. LLC	EM Product Manager	Vice President
Upadhyay, Nishant	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Vames, Steven D.	Pacific Investment Mgt Co. LLC	Writer	Vice President
Van De Zilver, Peter A.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Veit, Konstantin	PIMCO Europe Limited	Trading Associate	Vice President
Velasco, Christine Ann	Pacific Investment Mgt Co. LLC	Manager	Vice President
Velicer, Erik A.	PIMCO Europe Limited	Manager	Vice President
von der Linden, Greg	Pacific Investment Mgt Co. LLC	VP Staffing	Vice President
Walenbergh, Mark	PIMCO Europe Limited	Account Manager	Vice President
Walsh, Lauren Rita	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Walther, Kasten	Germany Fixed Income	Portfolio Manager	Vice President
Warner IV, Hansford B.	Pacific Investment Mgt Co. LLC	Credit Structure Analyst	Vice President
Watford, Charles	PIMCO Europe Limited	Credit Research Analyst	Vice President

Weinberger, Michele Deborah	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Wendler IV, Paul Frederick	Pacific Investment Mgt Co. LLC	Middle Office Manager	Vice President
Werber, Keith Adam	Pacific Investment Mgt Co. LLC	Cash Desk Manager	Vice President
Whitewolf, Lance E.	Pacific Investment Mgt Co. LLC	Funds Statistics	Vice President
Wildermuth, Paul T.	Pacific Investment Mgt Co. LLC	Manager	Vice President
Wildforster, Kai	Germany Fixed Income	Portfolio Manager	Vice President
Williams III, Charles A	Pacific Investment Mgt Co. LLC	Office Services & Support	Vice President
Williams, Jason A.	Pacific Investment Mgt Co. LLC	Trader	Vice President
Winters, Kevin Michael	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Wittkop, Andrew T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Wolf, Greggory S.	Pacific Investment Mgt Co. LLC	Shareholder Svcs Manager	Vice President
Wong, Tammy Nguyen	Pacific Investment Mgt Co. LLC	CRM Functional Lead	Vice President
Xu, Jianghua	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Yang, Jing	Pacific Investment Mgt Co. LLC	Structured Credit Assoc	Vice President
Yasnov, Vadim Igorevich	Pacific Investment Mgt Co. LLC	Financial Engr/Developer	Vice President
Yildiz, Sadettin	Germany Fixed Income	Portfolio Manager	Vice President
Yip, Jonathan	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President
Yoon, Kenneth G.	Pacific Investment Mgt Co. LLC	Manager	Vice President
Yu, Anna W.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Yu, Walter	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Zerner, Mary Alice	PIMCO Europe Limited	Head of Mktg Comm	Vice President
Zhang, Ji Sheng	Germany Fixed Income	Portfolio Manager	Vice President
* * *
Transamerica ProFund UltraBear VP: Sub-Adviser — ProFund Advisors, LLC (“ProFund Advisors”)
     ProFund Advisors is located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814. Its officers are: Michael L. Sapir, Chief Executive Officer; Louis M. Mayberg, President; William E. Seale, Chief Economist; Timothy N. Coakley, Chief Financial Officer; Victor M. Frye, Chief Compliance Officer; Todd B. Johnson, Chief Investment Officer.
* * *
Transamerica Roszel — Moderately Aggressive VP, Transamerica Roszel — Moderate VP and Transamerica Roszel — Moderately Conservative VP: Sub-Adviser — Roszel Advisors, LLC (“Roszel Advisors”)
     Roszel Advisors is located at 1700 Merrill Lynch Drive, Pennington, NJ 08534. Its officers are: John Manetta, President, Chief Investment Officer and Elected Manager; John Meglen, Vice President and Chief Operating Officer; Ann Strootman, Treasurer and Chief Financial Officer; Robert Zakem, Chief Compliance Officer.
Transamerica Asset Management, Inc. (“TAM”)
     TAM, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of John K. Carter, Christopher A. Staples, and Dennis P. Gallagher, directors of TAM, are described in the Statement of Additional Information under the section entitled “Management of the Trust.” Additionally, the following describes the principal occupation of other persons who serve as executive officers of TAM: Karen D. Heburn is Senior Vice President, Chief Financial Officer and Treasurer of TAM and Senior Vice President and Treasurer of Transamerica Fund Services, Inc. (“TFS”) and other related entities; Joseph P. Carusone is Senior Vice President of TAM and TFS; and Rick B. Resnik is Senior Vice President and Chief Compliance Officer of TAM.
* * *
Transamerica Templeton Global VP: Co-Sub-Adviser — Templeton Investment Counsel, LLC (“Templeton”)
     Templeton is located at 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394. The executive officers of Templeton are as follows: Donald F. Reed, Chairman & CEO; Gary P. Motyl, President; Madison S. Gulley, Executive Vice President; Gregory E. McGowan, Executive Vice President; Tracy A. Harrington, Sr. Vice President — Institutional Marketing Support; Charles R. Hutchens, Sr. Vice President & Director Client Services; Leslie M. Kratter, Sr. Vice President; Peter A. Nori, Executive Vice President & Portfolio Manager — Research Analyst; Cindy L. Sweeting, Executive Vice President & Director of Research; Edgerton T. Scott, Sr. Vice

President; Antonio Docal, Sr. Vice President; Michael J. Corcoran, Vice President & Controller; Timothy S. Stearns, Chief Compliance Officer; Guang Yang, Sr. Vice President; John C. Bailey, Jr.,Vice President- Institutional Sales; Mark F. Binnion, Vice President- Institutional Relationship Manager; Terry M. Buckley, Vice president- Institutional Sales; Michael J. Corcoran, Vice President & Controller; Cristina Elias, Vice President- Institutional Relationship Manager; Robert C. Hays, Vice President- Institutional Sales; Tina M. Sadler, Vice President/ Portfolio Manager- Research Analyst; Sandra A. Schoren-Testa, Vice President- Institutional Relationship Manager; Ann M. Ulrich, Vice President- Institutional Relationship Manager; Kimberly Novotny, Vice President and Assistant Secretary; Lori Ann Weber, Vice President and Assistant Secretary; Jeane S.F. Wong, Vice President- Institutional Relationship Manager; Craig S. Tyle, Chief Legal Officer; Mark L. Constant, Treasurer; Robert C. Rosselot, Vice President and Secretary. Additional Vice Presidents: Mark Mobius, Aliva S. Gordon, David P. Goss, Rupert H. Johnson, Jr., Edward L. Geary. Chief Executive Officer — Finance and Administration: Laura F. Fergurson.
* * *
Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Small Cap VP and Transamerica T. Rowe Price Growth Stock VP: Sub-Adviser — T. Rowe Price Associates, Inc. (“T. Rowe”)
     T. Rowe is located at 100 East Pratt Street, Baltimore, Maryland 21202. Directors of T. Rowe are: Edward C. Bernard; James A.C. Kennedy; Mary J. Miller; and Brian C. Rogers.
* * *
Transamerica Third Avenue Value VP: Sub-Adviser — Third Avenue Management LLC (“Third Avenue”)
     Third Avenue, a Delaware Limited Liability Company, is located at 622 Third Avenue, New York, New York, 10017. The parent company of Third Avenue is Third Avenue Holdings Delaware LLC, approximately 60% of the interests of which is indirectly owned by Affiliated Managers Group, Inc. and the remaining approximately 40% of which is owned by the senior management and certain key employees of the sub-adviser and the adult children of Martin J. Whitman. The officers of Third Avenue are Martin J. Whitman, Co-Chief Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust; Member of the Board of Directors of Nabors Industries, Inc.; David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC, and Director of Covanta Corporation; Vincent J. Dugan, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust. Willard J. Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC.
* * *
Transamerica Balanced VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Equity II VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Science & Technology VP, Transamerica Small/Mid Cap Value VP, Transamerica U.S. Government Securities VP, Transamerica Value Balanced VP and Transamerica Strategic Selection Fund (inactive): Sub-Adviser — Transamerica Investment Management, LLC (“TIM”). TIM is also Co-Sub-Adviser of Transamerica Templeton Global VP.
     TIM is located at 11111 Santa Monica Blvd., Suite 820, Los Angeles, California, 90025. The officers are Gary U. Rollé, Chief Executive Officer, Chief Investment Officer and Board Member; David W. Lubchenco, Principal and Managing Director; Bradley C. Slocum, Principal and Managing Director; Travis S. Weimer, Vice President and Chief Financial Officer; Ann Marie Swanson, Vice President, Secretary, Chief Compliance Officer and General Counsel; Todd M. Bergen, Board Member; John K. Carter, Board Member; Jeffrey A. McCroy, Board Member; and Mark W. Mullin, Board Member.
* *
Transamerica Van Kampen Mid-Cap Growth VP: Sub-Adviser — Van Kampen Asset Management (“Van Kampen”); Transamerica Van Kampen Large Cap Core VP and Transamerica Van Kampen Active International Allocation VP: Sub-Adviser — Morgan Stanley Investment Management Inc. (doing business as Van Kampen)
     Morgan Stanley Investment Management Inc., doing business as Van Kampen, is located at 522 Fifth Avenue, New York, NY 10036. The directors and principal officers are listed below.

NAME AND POSITION WITH MORGAN
STANLEY INVESTMENT MANAGEMENT INC.	OTHER SUBSTANTIAL BUSINESS, PROFESSION, OR VOCATION

Randy Takian — Managing Director and President	President and Principal Executive Officer of the Morgan Stanley Retail and Institutional Funds; President and Chief Executive Officer of Morgan Stanley Services Company Inc.; Managing Director of Morgan Stanley Investment Advisors Inc.; Director of Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc.

Stuart Bohart — Managing Director and Director	President; Managing Director and Director of Morgan Stanley Investment Advisors Inc.; Managing Director of Van Kampen Advisors Inc. and Van Kampen Asset Management; President of Morgan Stanley Distribution Inc

Amy R. Doberman — Managing Director and Secretary	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management

Dennis F. Shea — Managing Director and Chief Investment Officer — Global Equity Group	Managing Director and Chief Investment Officer- Global Equity Group of Morgan Stanley Investment Management

Kevin Klingert — Managing Director and Chief Operating Officer of the Global Fixed Income Group	Managing Director and Chief Operating Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. Head of Global Liquidity Credit Research of Morgan Stanley Investment Management. Managing Director of Morgan Stanley Investment Advisors Inc.

Carsten Otto — Managing Director	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds.

Mary Ann Picciotto — Executive Director and Chief Compliance Officer	Chief Compliance Officer of Morgan Stanley Investment Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., Van Kampen Investor Service Inc. and Van Kampen Advisors Inc.

Kenneth Castiglia — Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and Treasurer of Morgan Stanley Investment Management
Item 27. Principal Underwriter
(a)	Transamerica Capital, Inc. (“TCI”) is the principal underwriter for TST. TCI, whose address is 4600 South Syracuse Street, Denver, Colorado 80237-2719, currently serves as principal underwriter for the separate accounts of other affiliated Insurance Companies.

(b)	Directors and Officers of TCI:

			Positions and Offices with
Name	Location	Positions and Offices with Underwriter	Registrant
Mark W. Mullin	(1)	Director	N/A
Lon J. Olejniczak	(1)	Director and Chief Executive Officer	N/A
John T. Mallet	(1)	Director	N/A
Michael Brandsma	(2)	Director, President and Chief Financial Officer	N/A
Blake S. Bostwick	(2)	Chief Operations Officer	N/A
David R. Paulsen	(2)	Executive Vice President	N/A
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer	N/A
Michael G. Petko	(2)	Executive Vice President	N/A
Frank A. Camp	(1)	Secretary	N/A
Courtney John	(2)	Vice President and Chief Compliance Officer	N/A
Linda Gilmer	(1)	Vice President	N/A

			Positions and Offices with
Name	Location	Positions and Offices with Underwriter	Registrant
Karen D. Heburn	(4)	Vice President	N/A
Dennis P. Gallagher	(4)	Assistant Vice President	Vice President, General Counsel and Secretary
Elizabeth Belanger	(6)	Assistant Vice President	N/A
Kyle A. Keelan	(4)	Assistant Vice President	N/A
John Fischer	(4)	Assistant Vice President	N/A
Amy J. Boyle	(4)	Assistant Vice President	N/A
Clifton W. Flenniken, III	(5)	Assistant Vice President	N/A
Wesley J. Hodgson	(2)	Assistant Vice President	N/A
Christy Post-Rissin	(4)	Assistant Vice President	N/A
Brenda L. Smith	(4)	Assistant Vice President	N/A
Darin D. Smith	(1)	Assistant Vice President	N/A
Arthur D. Woods	(4)	Assistant Vice President	N/A
Tamara D. Barkdoll	(2)	Assistant Secretary	N/A
Erin K. Burke	(1)	Assistant Secretary	N/A
Amy Angle	(3)	Assistant Secretary	N/A

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S. Syracuse Street, Suite 1100, Denver, CO 80237-2719

(3)	400 W. Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 N. Charles Street, Baltimore, MD 21202

(6)	4 Manhattanville Road, Purchase, NY 10577
Item 28. Location of Accounts and Records.
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder are in the possession of Transamerica Asset Management, Inc. and Transamerica Fund Services, Inc. at their offices at 570 Carillon Parkway, St. Petersburg, Florida 33716, or at the offices of the Fund’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.
Item 29. Management Services.
Not applicable
Item 30. Undertakings.
Not applicable

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 82 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 4th day of August, 2009.

TRANSAMERICA SERIES TRUST
By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 82 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature and Title		Date

/s/ John K. Carter John K. Carter	Trustee	August 4, 2009

/s/ Sandra N. Bane Sandra N. Bane **	Trustee	August 4, 2009

/s/ Leo J. Hill Leo J. Hill*	Trustee	August 4, 2009

/s/ David W. Jennings David W. Jennings	Trustee	August 4, 2009

/s/ Neal M. Jewell Neal M. Jewell*	Trustee	August 4, 2009

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	August 4, 2009

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	August 4, 2009

/s/ Norm R. Nielsen Norm R. Nielsen*	Trustee	August 4, 2009

/s/ Joyce Galpern Norden Joyce Galpern Norden*	Trustee	August 4, 2009

/s/ Patricia Sawyer Patricia Sawyer*	Trustee	August 4, 2009

/s/ John W. Waechter John W. Waechter*	Trustee	August 4, 2009

/s/ Joseph P. Carusone Joseph P. Carusone	Vice President, Treasurer and Principal Financial Officer	August 4, 2009

* By:	/s/ Dennis P. Gallagher Dennis P. Gallagher**	August 4, 2009

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, DC 20549
SECURITIES AND EXCHANGE COMMISSION
Exhibits Filed With
Post-Effective Amendment No. 82 to
Registration Statement on
Form N-1A
Transamerica Series Trust
Registration No. 033-00507
EXHIBIT INDEX

Exhibit Number	Description of Exhibit

Not applicable